Investments - Summary of Investments (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments In Joint Ventures And Other Investments [Line Items]
Investments in joint ventures	£ 103	£ 118	£ 104
Investments [member]
Disclosure Of Investments In Joint Ventures And Other Investments [Line Items]
Investments in joint ventures	103	118
Venture capital investments	259	133
Total	£ 362	£ 251